 As filed with the U.S. Securities and Exchange Commission on May 14, 2020

1933 Act File No. 002-38910
1940 Act File No. 811-02145

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		x
Pre-Effective Amendment No.
Post-Effective Amendment No. 85		x
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		x
Amendment No. 65		x
LORD ABBETT BOND-DEBENTURE FUND, INC. Exact Name of Registrant as Specified in Charter
90 Hudson Street, Jersey City, New Jersey (Address of Principal Executive Offices)	07302-3973 (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 522-2388
John T. Fitzgerald, Esq. Vice President and Assistant Secretary 90 Hudson Street, Jersey City, New Jersey 07302-3973 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 14th day of May, 2020.

LORD ABBETT BOND-DEBENTURE FUND, INC.

BY: /s/John T. Fitzgerald

John T. Fitzgerald

Vice President and Assistant Secretary

BY: /s/Bernard J. Grzelak

Bernard J. Grzelak

Chief Financial Officer and Vice President

BY: /s/Vito A. Fronda

Vito A. Fronda

Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Director	May 14, 2020
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Director	May 14, 2020
Douglas B. Sieg

Evelyn E. Guernsey*	Director	May 14, 2020
Evelyn E. Guernsey

Julie A. Hill*	Director	May 14, 2020
Julie A. Hill

Kathleen M. Lutito*	Director	May 14, 2020
Kathleen M. Lutito

James M. McTaggart*	Director	May 14, 2020
James M. McTaggart

Charles O. Prince*	Director	May 14, 2020
Charles O. Prince

Karla M. Rabusch*	Director	May 14, 2020
Karla M. Rabusch

Mark A. Schmid*	Director	May 14, 2020
Mark A. Schmid

*By:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 37 to Lord Abbett Trust I’s Registration Statement on February 7, 2020, Accession Number 0000930413-20-000226.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase